Property, Plant and Equipment, Net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Capitalized software, net	$ 0.7		$ 0.8	$ 0.9
Capitalized software, accumulated amortization	7.5		7.4	6.7
Capitalized software, amortization	$ 0.1	$ 0.2	$ 0.7	$ 1.0